Investment in Direct Financing Leases (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Leases Disclosure [Line Items]
Minimum lease payments receivable	$ 11,156	¥ 927,607	¥ 840,453
Estimated residual value	481	39,982	46,460
Initial direct costs	81	6,736	7,848
Unearned lease income	(1,726)	(143,472)	(138,280)
Investment in Direct Financing Leases	$ 9,992	¥ 830,853	¥ 756,481